Receivables (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 1,121,597	$ 1,190,689
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	39,852	84,443
Construction contract asset
Disclosure of detailed information about financial instruments [line items]
Receivables	32,997	125,426
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	350,502	278,182
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	675,000	675,000
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 23,246	$ 27,638